Federated Hermes MDT Large Cap Growth Fund Annual Fund Operating Expenses - Federated Hermes MDT Large Cap Growth Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2026
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.11%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.00%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.86%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.79%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.75%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.72%

[1]	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective October 1, 2024.
[2]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.79%, 0.75% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 0.99%, 1.74%, 0.74% and 0.71%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.